                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

            Report for Calendar Year or Quarter Ended: June 30, 2004

         Check here if Amendment [ ]; Amendment Number:
                                                        --------------

                        This Amendment (Check only one):

                         [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name: Allmerica Financial Investment Management Services, Inc.

Address: 440 Lincoln Street, Worcester, Massachusetts 01653

Form 13F File Number: 28-10284

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: George M. Boyd

Title: Secretary

Phone: (508) 855-4013

Signature, Place, and Date of Signing:


/s/ George M. Boyd
-----------------------------
[Signature] George M. Boyd

Worcester, Massachusetts
[City, State]

August 11, 2004
[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

Jennison Associates LLC                               28-74
T. Rowe Price Associates, Inc.                        28-115
Cramer Rosenthal McGlynn, LLC                         28-05009
Bank of Ireland Asset Management (U.S.) Limited       28-06734
Putnam Investment Management, LLC                     28-90
UBS Global Asset Management (Americas) Inc.           28-2682
Goldman Sachs Asset Management, L.P. ("GSAM"),        028-04981
   (filed by Goldman Sachs & Co. on behalf of GSAM)
Opus Investment Management, Inc.                      028-05067
GE Asset Management Incorporated                      28-05827